Note 8 - Long-term Investments	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of interests in joint arrangements [text block]
8.	Long-term Investments

As at November 30, 2024, the Company's long-term investments consist of equity securities in Gold Royalty Corp. ("GRC"), measured at FVTOCI. Long-term investments in equity securities are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss. Refer to tables below for movement in long-term investments measured at FVTOCI.

Investment in Gold Royalty Corp.

During the year ended November 30, 2024, the Company acquired 100,000 GRC common shares for $190 including transaction costs, through open market purchases over the facilities of the NYSE.

NevGold Corp.

During the year ended November 30, 2023, the Company's investment in NevGold common shares was reclassified from long-term investments to investment in associate (Note 7).

The following tables outline the movement of the Company's long-term investments in GRC and NevGold during the years ended November 30, 2024 and 2023:

			As at November 30,					As at November 30,
			2023					2024
	Number of warrants(1)	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Losses (FVTPL) ($)	Reclassification to Short-term Investments ($)	Fair Value ($)
Investment in GRC	-	21,533,125	45,052	190	(6,336)	-	-	38,906
Investment in NevGold - warrants(2)	1,488,100	-	28	-	-	-	(28)	-
			45,080	190	(6,336)	-	(28)	38,906

			As at November 30,					As at November 30,
			2022					2023
	Number of warrants(4)	Number of shares(4)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Losses (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,433,125	75,557	654	(31,159)	-	-	45,052
Investment in NevGold - shares(3)	-	16,670,250	2,282	3,737	316		(6,335)	-
Investment in NevGold - warrants	1,488,100	-	-	208	-	(180)	-	28
			77,839	4,599	(30,843)	(180)	(6,335)	45,080

(1) As of November 30, 2024.

(2) Amounts were reclassified to short-term investments during the year ended November 30, 2024, as the warrants have an expiry date of December 5, 2024. Subsequent to year end the warrants expired unexercised.

(3) During the year ended November 30, 2023, the Company's investment in NevGold, which was initially measured at FVTOCI, was derecognized and reclassified to investment in associate (Note 7).

(4) As of November 30, 2023.